Non-cash operating items	12 Months Ended
Dec. 31, 2011
Non-cash operating items
20.	Non-cash operating items

The changes in non-cash operating items is comprised of the following:

	2011	2010
Accounts receivable	$(11,674)	$(6,817)
Related party balances	145	—
Supplies and consumable inventory	(1,087)	—
Income tax receivable	(133)	1,143
Prepaid expenses	(2,071)	1,153
Accounts payable	3,991	5,050
Accrued liabilities	9,010	—
Current income tax liability	207	195
Net regulatory assets and liabilities	70	(809)

	$(1,542)	$(85)